Net Income (Loss) per Share Attributable to Common Stockholders (Details) - Schedule of Basic and Diluted Loss per Share - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Basic and Diluted Loss per Share [Abstract]
Net Income (loss)	$ (8,160)	$ (1,247)
Basic weighted-average common shares outstanding	10,717,378	7,326,310
Basic net income (loss) per common share	$ (0.76)	$ (0.17)